Eaton Vance

Tax-Managed Growth Fund 1.0

March 31, 2020 (Unaudited)

Eaton Vance Tax-Managed Growth Fund 1.0 (the Fund), a diversified series of Eaton Vance Series Trust, invests substantially all of its assets in Tax-Managed Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At March 31, 2020, the value of the Fund’s investment in the Portfolio was $821,416,073 and the Fund owned 4.6% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed Growth Portfolio

March 31, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.0%

Security	Shares	Value
Aerospace & Defense — 1.7%
Boeing Co. (The)	877,884	$130,927,620
General Dynamics Corp.	139,607	18,471,402
Howmet Aerospace, Inc.	4	64
Huntington Ingalls Industries, Inc.	1,096	199,702
L3Harris Technologies, Inc.	4,128	743,535
Lockheed Martin Corp.	116,950	39,640,202
Northrop Grumman Corp.	48,050	14,537,528
Raytheon Co.	156,693	20,550,287
Textron, Inc.	1,025	27,337
TransDigm Group, Inc.	2,016	645,503
United Technologies Corp.	842,760	79,497,551

		$305,240,731

Air Freight & Logistics — 1.4%
C.H. Robinson Worldwide, Inc.	1,055,258	$69,858,079
Expeditors International of Washington, Inc.	1,300	86,736
FedEx Corp.	344,010	41,714,653
United Parcel Service, Inc., Class B	1,485,757	138,799,419
XPO Logistics, Inc.(1)	30,000	1,462,500

		$251,921,387

Airlines — 0.0%(2)
American Airlines Group, Inc.	66,989	$816,596
Delta Air Lines, Inc.	56,768	1,619,591
Southwest Airlines Co.	27,758	988,462

		$3,424,649

Auto Components — 0.5%
Adient PLC(1)	15,055	$136,549
Aptiv PLC	1,015,200	49,988,448
BorgWarner, Inc.	800	19,496
Dorman Products, Inc.(1)	20,445	1,129,995
Garrett Motion, Inc.(1)	36,184	103,486
Gentex Corp.	1,443,192	31,981,135

		$83,359,109

Automobiles — 0.1%
Daimler AG	38,000	$1,134,300
Ford Motor Co.	1,212,584	5,856,781
General Motors Co.	79,498	1,651,968
Harley-Davidson, Inc.	20,162	381,667
Tesla, Inc.(1)	7,397	3,876,028
Toyota Motor Corp. ADR	5,000	599,750

		$13,500,494

Banks — 4.5%
Bank of America Corp.	3,510,047	$74,518,298

Security	Shares	Value
Bank of Montreal	4	$201
CIT Group, Inc.	1,490	25,717
Citigroup, Inc.	860,867	36,259,718
Commerce Bancshares, Inc.	66,314	3,338,910
CVB Financial Corp.	608,432	12,199,062
Fifth Third Bancorp	1,711,665	25,418,225
First Republic Bank	1,200	98,736
HSBC Holdings PLC	220,592	1,245,635
HSBC Holdings PLC ADR	424	11,876
Huntington Bancshares, Inc.	144,510	1,186,427
ING Groep NV ADR	131,510	677,277
JPMorgan Chase & Co.	3,990,599	359,273,628
KeyCorp	111,480	1,156,048
M&T Bank Corp.	230,611	23,852,096
Pinnacle Financial Partners, Inc.	34,686	1,302,113
PNC Financial Services Group, Inc. (The)	120,170	11,502,672
Regions Financial Corp.	731,394	6,560,604
Societe Generale SA	405,793	6,647,757
Sterling Bancorp	103,627	1,082,902
SVB Financial Group(1)	29,245	4,418,335
Synovus Financial Corp.	1,565	27,481
Toronto-Dominion Bank (The)	569	24,120
Truist Financial Corp.	1,895,849	58,467,983
U.S. Bancorp	978,866	33,721,934
Wells Fargo & Co.	4,985,769	143,091,570
Western Alliance Bancorp	23,987	734,242

		$806,843,567

Beverages — 2.5%
Anheuser-Busch InBev SA/NV ADR	75,379	$3,325,721
Boston Beer Co., Inc. (The), Class A(1)	4,730	1,738,559
Brown-Forman Corp., Class A	10,699	549,715
Brown-Forman Corp., Class B	366,004	20,316,882
Coca-Cola Co. (The)	3,478,240	153,912,120
Constellation Brands, Inc., Class A	39,872	5,716,050
Diageo PLC ADR	8,721	1,108,614
Keurig Dr Pepper, Inc.	2,700	65,529
Molson Coors Beverage Co., Class B	186,000	7,255,860
Monster Beverage Corp.(1)	171,250	9,634,525
PepsiCo, Inc.	2,051,703	246,409,530

		$450,033,105

Biotechnology — 3.2%
AbbVie, Inc.	1,087,993	$82,894,187
Agios Pharmaceuticals, Inc.(1)	74,972	2,660,007
Alexion Pharmaceuticals, Inc.(1)	470,965	42,287,947
Alkermes PLC(1)	5,000	72,100
Alnylam Pharmaceuticals, Inc.(1)	188,700	20,539,995
Amgen, Inc.	719,835	145,932,149
Argenx SE ADR(1)	308,910	40,692,714
Biogen, Inc.(1)	110,528	34,968,849
Bluebird Bio, Inc.(1)	500	22,980
Blueprint Medicines Corp.(1)	255,000	14,912,400
Exact Sciences Corp.(1)	131,454	7,624,332
Gilead Sciences, Inc.	1,036,413	77,482,236

Security	Shares	Value
Incyte Corp.(1)	83,844	$6,139,896
Neurocrine Biosciences, Inc.(1)	64,045	5,543,095
Regeneron Pharmaceuticals, Inc.(1)	20,995	10,251,648
Vertex Pharmaceuticals, Inc.(1)	344,563	81,988,766

		$574,013,301

Building Products — 0.4%
A.O. Smith Corp.	27,845	$1,052,819
Fortune Brands Home & Security, Inc.	2,923	126,420
Johnson Controls International PLC	353,054	9,518,336
Lennox International, Inc.	238,180	43,298,742
Lennox International, Inc.(3)	25,181	4,577,654
Masco Corp.	25,000	864,250
Resideo Technologies, Inc.(1)	60,308	291,891
Trane Technologies PLC	26,539	2,191,856

		$61,921,968

Capital Markets — 4.0%
Affiliated Managers Group, Inc.	58,716	$3,472,464
Ameriprise Financial, Inc.	214,951	22,028,178
Bank of New York Mellon Corp. (The)	476,763	16,057,378
BlackRock, Inc.	11,190	4,923,264
Brookfield Asset Management, Inc., Class A	128,082	5,667,629
Cboe Global Markets, Inc.	175,414	15,655,700
Charles Schwab Corp. (The)	3,911,424	131,502,075
CME Group, Inc.	220,294	38,091,036
E*TRADE Financial Corp.	4,593	157,632
FactSet Research Systems, Inc.	11,308	2,947,769
FactSet Research Systems, Inc.(3)	75,000	19,551,000
Federated Hermes, Inc., Class B	549	10,458
Franklin Resources, Inc.	211,191	3,524,778
Goldman Sachs Group, Inc. (The)	790,368	122,182,989
Intercontinental Exchange, Inc.	153,966	12,432,755
Invesco Ltd.	1,367	12,412
Legg Mason, Inc.	25,961	1,268,195
LPL Financial Holdings, Inc.	215,573	11,733,638
Moody’s Corp.	246,480	52,130,520
Morgan Stanley	2,566,972	87,277,048
Nasdaq, Inc.	71,203	6,760,725
Northern Trust Corp.	2,500	188,650
Raymond James Financial, Inc.	39,363	2,487,742
S&P Global, Inc.	239,710	58,740,935
SEI Investments Co.	150,000	6,951,000
State Street Corp.	371,833	19,807,544
Stifel Financial Corp.	112,796	4,656,219
T. Rowe Price Group, Inc.	584,801	57,105,818
UBS Group AG(1)	9	83
Waddell & Reed Financial, Inc., Class A	9,248	105,242

		$707,430,876

Chemicals — 1.1%
AdvanSix, Inc.(1)	1,768	$16,867
Air Products and Chemicals, Inc.	12,046	2,404,502
Albemarle Corp.	90,157	5,082,150

Security	Shares	Value
Balchem Corp.	17,292	$1,707,066
Celanese Corp.	16,713	1,226,567
Chemours Co. (The)	151	1,339
Corteva, Inc.(1)	588,091	13,820,138
Dow, Inc.(1)	162,190	4,742,436
DuPont de Nemours, Inc.	494,256	16,854,130
Eastman Chemical Co.	650	30,277
Ecolab, Inc.	582,345	90,746,821
FMC Corp.	817	66,741
International Flavors & Fragrances, Inc.	5,000	510,400
Linde PLC	6,243	1,080,039
LyondellBasell Industries NV, Class A	4,274	212,119
NewMarket Corp.	12,318	4,716,193
PPG Industries, Inc.	410,020	34,277,672
Sherwin-Williams Co. (The)	52,677	24,206,135
Westlake Chemical Corp.	1,000	38,170

		$201,739,762

Commercial Services & Supplies — 0.2%
Cintas Corp.	395	$68,422
Copart, Inc.(1)	4,771	326,909
Pitney Bowes, Inc.	14,270	29,111
Republic Services, Inc.	1,750	131,355
Rollins, Inc.	28,750	1,039,025
Stericycle, Inc.(1)	8,000	388,640
Waste Connections, Inc.	115,655	8,963,263
Waste Management, Inc.	206,515	19,115,028

		$30,061,753

Communications Equipment — 1.5%
Arista Networks, Inc.(1)	777,596	$157,502,070
Cisco Systems, Inc.	2,683,356	105,482,724
Juniper Networks, Inc.	285,300	5,460,642
Motorola Solutions, Inc.	38,973	5,180,291
Nokia Oyj ADR	192	595

		$273,626,322

Construction & Engineering — 0.0%(2)
Fluor Corp.	3,250	$22,458
Jacobs Engineering Group, Inc.	85,615	6,786,701
Quanta Services, Inc.	2,000	63,460

		$6,872,619

Construction Materials — 0.0%(2)
Vulcan Materials Co.	38,764	$4,189,225

		$4,189,225

Consumer Finance — 1.0%
American Express Co.	1,048,874	$89,794,103
Capital One Financial Corp.	132,363	6,673,743
Discover Financial Services	1,265,054	45,124,476
LendingClub Corp.(1)	15,938	125,113

Security	Shares	Value
Navient Corp.	10,200	$77,316
SLM Corp.	10,200	73,338
Synchrony Financial	1,641,774	26,416,144

		$168,284,233

Containers & Packaging — 0.1%
Amcor PLC(1)	827,229	$6,717,099
AptarGroup, Inc.	65,000	6,470,100
Avery Dennison Corp.	2,250	229,207
Ball Corp.	53,090	3,432,799
Crown Holdings, Inc.(1)	13,787	800,197
International Paper Co.	704	21,916
Packaging Corp. of America	8,860	769,314
Sealed Air Corp.	27,104	669,740
Sonoco Products Co.	390	18,077
WestRock Co.	39,303	1,110,703

		$20,239,152

Distributors — 0.1%
Genuine Parts Co.	211,037	$14,209,121
LKQ Corp.(1)	49,518	1,015,614

		$15,224,735

Diversified Consumer Services — 0.0%(2)
H&R Block, Inc.	25,610	$360,589
Service Corporation International	15,900	621,849

		$982,438

Diversified Financial Services — 2.5%
Berkshire Hathaway, Inc., Class A(1)	453	$123,216,000
Berkshire Hathaway, Inc., Class B(1)	1,713,105	313,206,987

		$436,422,987

Diversified Telecommunication Services — 0.5%
AT&T, Inc.	778,846	$22,703,361
CenturyLink, Inc.	5,086	48,113
Frontier Communications Corp.(1)	894	340
Verizon Communications, Inc.	1,091,529	58,647,853
Windstream Holdings, Inc.(1)	821	41

		$81,399,708

Electric Utilities — 0.2%
Duke Energy Corp.	31,500	$2,547,720
Edison International	1,134	62,132
Entergy Corp.	2,340	219,890
Exelon Corp.	28,310	1,042,091
NextEra Energy, Inc.	135,116	32,511,612
NRG Energy, Inc.	461	12,567
Southern Co. (The)	104,065	5,634,079

		$42,030,091

Security	Shares	Value
Electrical Equipment — 0.8%
Acuity Brands, Inc.	9,321	$798,437
AMETEK, Inc.	67,142	4,835,567
Eaton Corp. PLC	86,839	6,746,522
Emerson Electric Co.	2,192,191	104,457,901
Hubbell, Inc.	1,978	226,956
nVent Electric PLC	4	67
Rockwell Automation, Inc.	112,165	16,926,820

		$133,992,270

Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp., Class A	15,644	$1,140,135
CDW Corp.	142,695	13,309,163
Corning, Inc.	1,555,623	31,952,496
FLIR Systems, Inc.	1,750	55,808
Keysight Technologies, Inc.(1)	15,146	1,267,417
Knowles Corp.(1)	8,001	107,053
Littelfuse, Inc.(3)	52,675	7,025,966
TE Connectivity, Ltd.	52,166	3,285,415
Trimble, Inc.(1)	3,200	101,856
Zebra Technologies Corp., Class A(1)	50,277	9,230,857

		$67,476,166

Energy Equipment & Services — 0.2%
Apergy Corp.(1)	18,853	$108,405
Core Laboratories NV	16,652	172,182
Frank’s International NV(1)	1,500,000	3,885,000
Halliburton Co.	950,242	6,509,158
National Oilwell Varco, Inc.	5,400	53,082
Schlumberger, Ltd.	1,100,768	14,849,360
Transocean, Ltd.(1)	3,626	4,206

		$25,581,393

Entertainment — 2.2%
Activision Blizzard, Inc.	219,247	$13,040,812
Electronic Arts, Inc.(1)	65,501	6,561,235
Liberty Braves Group, Series A(1)	1,236	24,102
Liberty Braves Group, Series C(1)	2,473	47,135
Liberty Formula One, Series A(1)	3,091	79,810
Liberty Formula One, Series C(1)	6,183	168,363
Live Nation Entertainment, Inc.(1)	43,744	1,988,602
Madison Square Garden Co. (The), Class A(1)	1,000	211,410
Netflix, Inc.(1)	183,550	68,923,025
Spotify Technology SA(1)	32,417	3,936,721
Walt Disney Co. (The)	2,965,699	286,486,523

		$381,467,738

Equity Real Estate Investment Trusts (REITs) — 0.1%
American Tower Corp.	56,291	$12,257,365
AvalonBay Communities, Inc.	7,000	1,030,190
Host Hotels & Resorts, Inc.	222,765	2,459,326
Host Hotels & Resorts, Inc.(3)	306,221	3,379,750

Security	Shares	Value
ProLogis, Inc.	28,120	$2,260,004
Public Storage	1,949	387,091
Simon Property Group, Inc.	25,563	1,402,386

		$23,176,112

Food & Staples Retailing — 1.9%
Costco Wholesale Corp.	904,009	$257,760,086
Kroger Co. (The)	155,213	4,675,016
Sprouts Farmers Market, Inc.(1)	1,529,238	28,428,534
Sysco Corp.	441,957	20,166,498
Walgreens Boots Alliance, Inc.	650,624	29,766,048
Walmart, Inc.	15,881	1,804,399

		$342,600,581

Food Products — 2.0%
Archer-Daniels-Midland Co.	307,441	$10,815,774
Campbell Soup Co.	749,720	34,607,075
Conagra Brands, Inc.	499,875	14,666,333
Flowers Foods, Inc.	582,438	11,951,628
General Mills, Inc.	111,239	5,870,082
Hain Celestial Group, Inc. (The)(1)	17,240	447,723
Hershey Co. (The)	547,219	72,506,517
Hormel Foods Corp.	310,408	14,477,429
JM Smucker Co. (The)	19,734	2,190,474
Kellogg Co.	67,139	4,027,669
Kraft Heinz Co. (The)	108,337	2,680,257
Lamb Weston Holdings, Inc.	115,333	6,585,514
McCormick & Co., Inc.	62,860	8,876,461
Mondelez International, Inc., Class A	878,022	43,971,342
Nestle SA	1,118,348	114,482,808
Tyson Foods, Inc., Class A	27,528	1,593,045

		$349,750,131

Health Care Equipment & Supplies — 2.9%
Abbott Laboratories	1,919,665	$151,480,765
ABIOMED, Inc.(1)	80,924	11,746,928
Alcon, Inc.(1)	22,924	1,164,998
Align Technology, Inc.(1)(3)	18,700	3,252,865
Avanos Medical, Inc.(1)	542	14,596
Baxter International, Inc.	34,115	2,769,797
Becton, Dickinson and Co.	77,003	17,692,979
Boston Scientific Corp.(1)	345,143	11,262,016
Danaher Corp.	145,810	20,181,562
DexCom, Inc.(1)	95,402	25,688,897
Edwards Lifesciences Corp.(1)	10,428	1,966,929
IDEXX Laboratories, Inc.(1)	8,000	1,937,920
Insulet Corp.(1)	9,898	1,639,901
Integra LifeSciences Holdings Corp.(1)	140	6,254
Integra LifeSciences Holdings Corp.(1)(3)	520,000	23,228,400
Integra LifeSciences Holdings Corp.(1)(3)	491,205	21,935,545
Intuitive Surgical, Inc.(1)	170,197	84,283,256
Medtronic PLC	539,665	48,666,990
Penumbra, Inc.(1)	91,462	14,755,564
ResMed, Inc.	21,305	3,138,013

Security	Shares	Value
Smith & Nephew PLC ADR	5,500	$197,285
Stryker Corp.	305,171	50,807,920
Teleflex, Inc.	14,325	4,195,219
Varian Medical Systems, Inc.(1)	45,609	4,682,220
Zimmer Biomet Holdings, Inc.	151,526	15,316,248

		$522,013,067

Health Care Providers & Services — 1.6%
Acadia Healthcare Co., Inc.(1)	32,000	$587,200
Anthem, Inc.	177,801	40,367,939
Cardinal Health, Inc.	29,103	1,395,198
Centene Corp.(1)	163,239	9,698,029
Cigna Corp.(1)	31,339	5,552,644
Covetrus, Inc.(1)	10,538	85,779
CVS Health Corp.	1,224,044	72,622,531
DaVita, Inc.(1)	157,055	11,945,603
Guardant Health, Inc.(1)	80,512	5,603,635
HCA Healthcare, Inc.	188,518	16,938,342
Henry Schein, Inc.(1)	26,346	1,331,000
Humana, Inc.	1,323	415,449
Laboratory Corp. of America Holdings(1)	745	94,161
McKesson Corp.	152,093	20,572,099
Molina Healthcare, Inc.(1)	151,406	21,152,932
UnitedHealth Group, Inc.	313,919	78,285,120

		$286,647,661

Health Care Technology — 0.0%(2)
Cerner Corp.	18,346	$1,155,615

		$1,155,615

Hotels, Restaurants & Leisure — 3.5%
Aramark	137,669	$2,749,250
Carnival Corp.	22,069	290,649
Chipotle Mexican Grill, Inc.(1)	121,117	79,258,965
Choice Hotels International, Inc.	30,002	1,837,623
Darden Restaurants, Inc.	66,089	3,599,207
Domino’s Pizza, Inc.	148	47,962
Dunkin’ Brands Group, Inc.	6,300	334,530
Hilton Worldwide Holdings, Inc.	106,201	7,247,156
Hyatt Hotels Corp., Class A	653,442	31,299,872
Hyatt Hotels Corp., Class A(3)	700,000	33,521,618
Marriott International, Inc., Class A	1,575,495	117,862,780
McDonald’s Corp.	83,206	13,758,112
MGM Resorts International	892,202	10,527,984
Royal Caribbean Cruises, Ltd.	1,900	61,123
Starbucks Corp.	3,968,481	260,887,941
Texas Roadhouse, Inc.	398,116	16,442,191
Texas Roadhouse, Inc.(3)	18,691	771,938
Yum China Holdings, Inc.	367,698	15,674,966
Yum! Brands, Inc.	334,327	22,911,429

		$619,085,296

Security	Shares	Value
Household Durables — 0.1%
D.R. Horton, Inc.	6,235	$211,990
Leggett & Platt, Inc.	92,079	2,456,668
Lennar Corp., Class A	8,589	328,100
Lennar Corp., Class B	21	607
Mohawk Industries, Inc.(1)	4,820	367,477
Newell Brands, Inc.	479,252	6,364,467
NVR, Inc.(1)	1,822	4,680,918
PulteGroup, Inc.	221,275	4,938,858
Tempur Sealy International, Inc.(1)	135,025	5,901,943
Toll Brothers, Inc.	4,378	84,276
Whirlpool Corp.	1,391	119,348

		$25,454,652

Household Products — 2.3%
Church & Dwight Co., Inc.	156,589	$10,049,882
Clorox Co. (The)	16,101	2,789,498
Colgate-Palmolive Co.	2,418,532	160,493,784
Energizer Holdings, Inc.	9,500	287,375
Kimberly-Clark Corp.	80,923	10,347,624
Procter & Gamble Co. (The)	2,111,378	232,251,580

		$416,219,743

Independent Power and Renewable Electricity Producers — 0.0%(2)
AES Corp. (The)	1,730	$23,528

		$23,528

Industrial Conglomerates — 1.2%
3M Co.	744,614	$101,647,257
Carlisle Cos., Inc.	55,809	6,991,752
General Electric Co.	5,437,694	43,175,290
Honeywell International, Inc.	392,581	52,523,412
Roper Technologies, Inc.	20,247	6,313,217

		$210,650,928

Insurance — 1.6%
Aegon NV ADR	5	$12
Aflac, Inc.	706,153	24,178,679
Alleghany Corp.	3,985	2,201,115
Allstate Corp. (The)	38,758	3,555,271
American International Group, Inc.	160,299	3,887,251
Aon PLC	147,697	24,375,913
Arch Capital Group, Ltd.(1)	239,759	6,823,541
Arthur J. Gallagher & Co.	444,814	36,256,789
Assurant, Inc.	11,200	1,165,808
Brighthouse Financial, Inc.(1)	936	22,623
Chubb, Ltd.	36,843	4,114,995
Cincinnati Financial Corp.	151,913	11,461,836
Fidelity National Financial, Inc.	57,521	1,431,122
Globe Life, Inc.	399,667	28,764,034
Hartford Financial Services Group, Inc.	83,487	2,942,082
Lincoln National Corp.	2,950	77,644

Security	Shares	Value
Markel Corp.(1)	6,362	$5,903,236
Marsh & McLennan Cos., Inc.	225,062	19,458,861
MetLife, Inc.	16,911	516,969
Progressive Corp. (The)	1,279,732	94,495,411
Prudential Financial, Inc.	20,261	1,056,409
Reinsurance Group of America, Inc.	6,425	540,599
Travelers Cos., Inc. (The)	141,065	14,014,808
Trisura Group, Ltd.(1)	124	3,442
Willis Towers Watson PLC	101	17,155
WR Berkley Corp.	2,250	117,382

		$287,382,987

Interactive Media & Services — 8.0%
Alphabet, Inc., Class A(1)	309,353	$359,452,718
Alphabet, Inc., Class C(1)	391,754	455,535,469
Baidu, Inc. ADR(1)	72,500	7,307,275
CarGurus, Inc.(1)	37,803	715,989
Cars.com, Inc.(1)	400	1,720
Facebook, Inc., Class A(1)	3,401,272	567,332,170
IAC/InterActiveCorp.(1)	6,680	1,197,257
Pinterest, Inc., Class A(1)	814,246	12,571,958
Twitter, Inc.(1)	587,722	14,434,452
Yelp, Inc.(1)	149,508	2,695,629

		$1,421,244,637

Internet & Direct Marketing Retail — 5.3%
Alibaba Group Holding, Ltd. ADR(1)	258,397	$50,253,049
Altaba, Inc.(4)	114,070	1,791,355
Amazon.com, Inc.(1)	398,534	777,029,710
Booking Holdings, Inc.(1)	52,136	70,139,604
eBay, Inc.	1,083,205	32,561,142
eBay, Inc.(3)	171,429	5,151,739
Expedia Group, Inc.	2,670	150,241
Qurate Retail, Inc., Series A(1)	99,802	609,291
Trip.com Group, Ltd. ADR(1)	5,200	121,940
Wayfair, Inc., Class A(1)	51,793	2,767,818

		$940,575,889

IT Services — 4.0%
Accenture PLC, Class A	865,587	$141,315,734
Akamai Technologies, Inc.(1)	227,681	20,830,535
Alliance Data Systems Corp.	686	23,084
Automatic Data Processing, Inc.	234,048	31,989,681
Booz Allen Hamilton Holding Corp., Class A	42,820	2,939,165
Broadridge Financial Solutions, Inc.	74,456	7,060,662
CACI International, Inc., Class A(1)	13,584	2,868,262
Cognizant Technology Solutions Corp., Class A	11,990	557,175
Fidelity National Information Services, Inc.	18,757	2,281,601
Fiserv, Inc.(1)	643,323	61,109,252
Global Payments, Inc.	9,504	1,370,762
International Business Machines Corp.	537,370	59,610,454
Jack Henry & Associates, Inc.	813	126,210
Mastercard, Inc., Class A	89,155	21,536,282
Okta, Inc.(1)	265,499	32,459,908

Security	Shares	Value
Paychex, Inc.	14,638	$921,023
PayPal Holdings, Inc.(1)	963,729	92,267,414
Sabre Corp.	157,290	932,730
Shopify, Inc., Class A(1)	12,524	5,221,631
Square, Inc., Class A(1)	234,588	12,287,719
Twilio, Inc., Class A(1)	516,605	46,230,981
VeriSign, Inc.(1)	4,612	830,575
Visa, Inc., Class A	1,046,398	168,595,646
Western Union Co. (The)	54,194	982,537

		$714,349,023

Leisure Products — 0.0%(2)
Hasbro, Inc.	786	$56,238
Mattel, Inc.(1)	3,941	34,720
Polaris Industries, Inc.	52,104	2,508,808

		$2,599,766

Life Sciences Tools & Services — 0.6%
10X Genomics, Inc., Class A(1)	89,942	$5,605,186
Agilent Technologies, Inc.	661,715	47,392,028
Illumina, Inc.(1)	115,595	31,571,306
IQVIA Holdings, Inc.(1)	37,124	4,004,195
PerkinElmer, Inc.	1,200	90,336
Thermo Fisher Scientific, Inc.	53,338	15,126,657

		$103,789,708

Machinery — 1.6%
Caterpillar, Inc.	318,743	$36,986,938
Cummins, Inc.	1,178	159,407
Deere & Co.	184,042	25,427,243
Donaldson Co., Inc.	142,204	5,493,341
Dover Corp.	365,788	30,704,245
Fortive Corp.	29,955	1,653,216
Illinois Tool Works, Inc.	1,059,776	150,615,365
Ingersoll Rand, Inc.(1)	23,418	580,766
Lincoln Electric Holdings, Inc.	53,660	3,702,540
Manitowoc Co., Inc. (The)(1)	11,435	97,197
Middleby Corp.(1)	2,000	113,760
PACCAR, Inc.	186,094	11,375,926
Parker-Hannifin Corp.	18,857	2,446,319
Pentair PLC	4	119
Snap-on, Inc.	29,674	3,229,125
Stanley Black & Decker, Inc.	288	28,800
Trinity Industries, Inc.	11,100	178,377
WABCO Holdings, Inc.(1)	3,080	415,954
Welbilt, Inc.(1)	45,741	234,651
Westinghouse Air Brake Technologies Corp.	14,082	677,767
Xylem, Inc.	100,950	6,574,873

		$280,695,929

Media — 0.5%
Comcast Corp., Class A	2,200,822	$75,664,260
Discovery, Inc., Class A(1)	28,838	560,611

Security	Shares	Value
Discovery, Inc., Class C(1)	207	$3,631
Fox Corp., Class A	5,412	127,886
Interpublic Group of Cos., Inc. (The)	726	11,754
Liberty Broadband Corp., Series A(1)	3,091	330,737
Liberty Broadband Corp., Series C(1)	6,183	684,582
Liberty Global PLC, Class A(1)	8,854	146,180
Liberty Global PLC, Class C(1)	27,614	433,816
Liberty Latin America Ltd., Class A(1)	1,546	16,264
Liberty Latin America Ltd., Class C(1)	4,825	49,504
Liberty SiriusXM Group, Series A(1)	12,367	391,910
Liberty SiriusXM Group, Series C(1)	24,734	782,089
News Corp., Class A	24	215
Omnicom Group, Inc.	31,882	1,750,322
Sinclair Broadcast Group, Inc., Class A	2,500	40,200
Sirius XM Holdings, Inc.	53,280	263,203
TEGNA, Inc.	1,201	13,043
ViacomCBS, Inc., Class B	621,320	8,704,693

		$89,974,900

Metals & Mining — 0.1%
Alcoa Corp.(1)	5,862	$36,110
Cleveland-Cliffs, Inc.	527,743	2,084,585
Freeport-McMoRan, Inc.	71,858	485,042
Glencore PLC	598,405	905,714
Nucor Corp.	234,322	8,440,278
Southern Copper Corp.	12,126	341,468
Steel Dynamics, Inc.	232,124	5,232,075

		$17,525,272

Multi-Utilities — 0.1%
Consolidated Edison, Inc.	53,125	$4,143,750
Dominion Energy, Inc.	13,510	975,287
DTE Energy Co.	77,124	7,324,466
Sempra Energy	66,344	7,496,209
WEC Energy Group, Inc.	12,078	1,064,434

		$21,004,146

Multiline Retail — 0.1%
Dollar Tree, Inc.(1)	139,458	$10,245,979
Nordstrom, Inc.	7,429	113,961
Target Corp.	36,405	3,384,573

		$13,744,513

Oil, Gas & Consumable Fuels — 1.5%
Antero Resources Corp.(1)	1,341,986	$956,702
California Resources Corp.(1)	275	275
Cheniere Energy, Inc.(1)	723,539	24,238,556
Chesapeake Energy Corp.(1)	284	49
Chevron Corp.	1,013,437	73,433,645
Concho Resources, Inc.	40,000	1,714,000
ConocoPhillips	289,175	8,906,590
Devon Energy Corp.	215,113	1,486,431
EOG Resources, Inc.	478,114	17,173,855

Security	Shares	Value
EQT Corp.	180,474	$1,275,951
Equitrans Midstream Corp.	144,379	726,226
Exxon Mobil Corp.	3,019,213	114,639,518
Hess Corp.	164,574	5,480,314
HollyFrontier Corp.	8,000	196,080
Kinder Morgan, Inc.	112,401	1,564,622
Marathon Oil Corp.	123,481	406,252
Marathon Petroleum Corp.	171,145	4,042,445
Murphy Oil Corp.	145,312	890,763
Occidental Petroleum Corp.	27,827	322,237
Phillips 66	179,867	9,649,864
Pioneer Natural Resources Co.	22,520	1,579,778
Range Resources Corp.	664,831	1,515,815
Southwestern Energy Co.(1)	720	1,217
Valero Energy Corp.	11,551	523,953
Williams Cos., Inc. (The)	20,025	283,354
WPX Energy, Inc.(1)	666	2,031

		$271,010,523

Personal Products — 0.1%
Estee Lauder Cos., Inc. (The), Class A	46,377	$7,389,711
Unilever NV ADR	19,032	928,571
Unilever PLC ADR	20,868	1,055,295

		$9,373,577

Pharmaceuticals — 6.3%
Allergan PLC	8,245	$1,460,190
AstraZeneca PLC ADR	217,956	9,733,915
Bristol-Myers Squibb Co.	2,334,819	130,142,811
Catalent, Inc.(1)	45,943	2,386,739
Eli Lilly & Co.	2,185,874	303,224,441
GlaxoSmithKline PLC ADR	1,468	55,623
Johnson & Johnson	2,533,657	332,238,442
Mallinckrodt PLC(1)	6	12
Merck & Co., Inc.	2,330,443	179,304,284
Novartis AG ADR	126,116	10,398,264
Novo Nordisk A/S ADR	1,270,811	76,502,822
Pfizer, Inc.	2,169,191	70,802,394
Reata Pharmaceuticals, Inc., Class A(1)	4,694	677,532
Roche Holding AG ADR	35,808	1,452,731
Sanofi ADR	5,100	222,972
Takeda Pharmaceutical Co., Ltd. ADR(1)	31,905	484,318
Teva Pharmaceutical Industries, Ltd. ADR(1)	488,447	4,386,254
Zoetis, Inc.	19,088	2,246,467

		$1,125,720,211

Professional Services — 0.1%
Equifax, Inc.	8,854	$1,057,610
Nielsen Holdings PLC	72,356	907,344
On Assignment, Inc.(1)	228,139	8,057,870
Verisk Analytics, Inc.	102,837	14,333,421

		$24,356,245

Security	Shares	Value
Road & Rail — 1.4%
Canadian National Railway Co.	525,943	$40,828,955
Canadian Pacific Railway, Ltd.	942	206,854
CSX Corp.	673,695	38,602,723
J.B. Hunt Transport Services, Inc.	10,000	922,300
Kansas City Southern	7,899	1,004,595
Lyft, Inc., Class A(1)	79,899	2,145,288
Norfolk Southern Corp.	247,115	36,078,790
Uber Technologies, Inc.(1)	2,223,501	62,080,148
Union Pacific Corp.	498,941	70,370,639

		$252,240,292

Semiconductors & Semiconductor Equipment — 6.1%
Analog Devices, Inc.	639,753	$57,353,857
Applied Materials, Inc.	199,138	9,124,503
ASML Holding NV - NY Shares	12,358	3,233,347
Broadcom, Inc.	96,682	22,923,302
Cypress Semiconductor Corp.	107,346	2,503,309
Intel Corp.	7,276,884	393,824,962
Lam Research Corp.	56,304	13,512,960
Lam Research Corp.(3)	21,452	5,146,549
Marvell Technology Group, Ltd.	95,391	2,158,698
Microchip Technology, Inc.	577,298	39,140,804
Micron Technology, Inc.(1)	231,291	9,728,100
NVIDIA Corp.	486,408	128,217,149
NVIDIA Corp.(3)	19,186	5,057,430
NXP Semiconductors NV	619	51,334
Qorvo, Inc.(1)	13,586	1,095,439
QUALCOMM, Inc.	4,023,020	272,157,303
Teradyne, Inc.	1,200	65,004
Texas Instruments, Inc.	1,038,844	103,811,681
Xilinx, Inc.	105,444	8,218,305

		$1,077,324,036

Software — 8.5%
Adobe, Inc.(1)	401,205	$127,679,479
ANSYS, Inc.(1)	4,596	1,068,432
Autodesk, Inc.(1)	23,515	3,670,692
Box, Inc., Class A(1)	176,143	2,473,048
Cadence Design Systems, Inc.(1)	654,754	43,239,954
CDK Global, Inc.	3	99
Check Point Software Technologies, Ltd.(1)	151,951	15,277,154
Citrix Systems, Inc.	9,769	1,382,802
Coupa Software, Inc.(1)	28,188	3,938,709
Crowdstrike Holdings, Inc., Class A(1)	91,713	5,106,580
DocuSign, Inc.(1)	1,328,440	122,747,856
Dropbox, Inc., Class A(1)	2,287,688	41,407,153
Envestnet, Inc.(1)	41,786	2,247,251
FireEye, Inc.(1)	84,766	896,824
Fortinet, Inc.(1)	22,529	2,279,259
Guidewire Software, Inc.(1)	67,562	5,358,342
Intuit, Inc.	91,152	20,964,960
LogMeIn, Inc.	1,149	95,689
Manhattan Associates, Inc.(1)	56,873	2,833,413

Security	Shares	Value
Microsoft Corp.	4,066,930	$641,395,530
NortonLifeLock, Inc.	163,754	3,063,837
Nutanix, Inc., Class A(1)	18,402	290,752
Oracle Corp.	474,921	22,952,932
Palo Alto Networks, Inc.(1)	178,892	29,331,132
Paycom Software, Inc.(1)	550,825	111,272,158
Proofpoint, Inc.(1)	60,744	6,231,727
RingCentral, Inc., Class A(1)	5,988	1,268,917
salesforce.com, Inc.(1)	252,432	36,345,159
ServiceNow, Inc.(1)	198,476	56,879,252
Slack Technologies, Inc., Class A(1)	1,521,123	40,826,941
Smartsheet, Inc., Class A(1)	207,811	8,626,235
Splunk, Inc.(1)	412,415	52,059,145
Synopsys, Inc.(1)	18,742	2,413,782
Teradata Corp.(1)	318	6,516
Tyler Technologies, Inc.(1)	232,333	68,900,674
Workday, Inc., Class A(1)	189,116	24,626,686
Workday, Inc., Class A(1)(3)	23,896	3,110,959

		$1,512,270,030

Specialty Retail — 2.0%
Advance Auto Parts, Inc.	78,893	$7,362,295
AutoNation, Inc.(1)	13,540	379,932
AutoZone, Inc.(1)	2,475	2,093,850
Bed Bath & Beyond, Inc.	22,000	92,620
Best Buy Co., Inc.	311,979	17,782,803
Burlington Stores, Inc.(1)	20,079	3,181,718
CarMax, Inc.(1)	6,276	337,837
Dick’s Sporting Goods, Inc.	35,000	744,100
Gap, Inc. (The)(1)	135,965	957,194
GNC Holdings, Inc., Class A(1)	900	421
Home Depot, Inc. (The)	46,424	8,667,825
Home Depot, Inc. (The)(3)	11,095	2,071,547
L Brands, Inc.	271,160	3,134,610
Lowe’s Cos., Inc.	1,001,168	86,150,506
O’Reilly Automotive, Inc.(1)	158,453	47,702,276
Ross Stores, Inc.	479,074	41,665,066
Ross Stores, Inc.(3)	60,000	5,218,200
Ross Stores, Inc.(3)	15,000	1,304,550
Signet Jewelers, Ltd.	65,986	425,610
Tiffany & Co.	13,285	1,720,407
TJX Cos., Inc. (The)	1,691,955	80,892,369
Tractor Supply Co.	247,452	20,922,067
Ulta Beauty, Inc.(1)	101,010	17,747,457

		$350,555,260

Technology Hardware, Storage & Peripherals — 4.1%
Apple, Inc.	2,703,400	$687,447,586
Dell Technologies, Inc., Class C(1)	2,415	95,513
Hewlett Packard Enterprise Co.	387,152	3,759,246
NCR Corp.(1)	118	2,089
NetApp, Inc.	417,734	17,415,330
Pure Storage, Inc., Class A(1)	1,300,000	15,990,000

		$724,709,764

Security	Shares	Value
Textiles, Apparel & Luxury Goods — 1.4%
Hanesbrands, Inc.	221,909	$1,746,424
Kontoor Brands, Inc.(1)	37,542	719,680
Lululemon Athletica, Inc.(1)	1,400	265,370
NIKE, Inc., Class B	2,820,968	233,406,892
Skechers U.S.A., Inc., Class A(1)(3)	100,000	2,374,000
Under Armour, Inc., Class A(1)	2,400	22,104
VF Corp.	273,527	14,792,340

		$253,326,810

Thrifts & Mortgage Finance — 0.0%(2)
Essent Group, Ltd.	96,312	$2,536,858

		$2,536,858

Tobacco — 0.6%
Altria Group, Inc.	722,796	$27,950,521
British American Tobacco PLC ADR	3,399	116,212
Philip Morris International, Inc.	1,013,082	73,914,463

		$101,981,196

Trading Companies & Distributors — 0.3%
Fastenal Co.	1,622,538	$50,704,313
NOW, Inc.(1)	944	4,871
United Rentals, Inc.(1)	6,000	617,400
W.W. Grainger, Inc.	8,210	2,040,185

		$53,366,769

Water Utilities — 0.0%(2)
American Water Works Co., Inc.	1,900	$227,164

		$227,164

Wireless Telecommunication Services — 0.0%(2)
America Movil SAB de CV, Series L, ADR	270,852	$3,190,636
Sprint Corp.(1)	1	9
Vodafone Group PLC ADR	5	69

		$3,190,714

Total Common Stocks (identified cost $11,712,070,573)		$17,599,133,312

Rights — 0.0%(2)

Security	Shares	Value
Pharmaceuticals — 0.0%(2)
Bristol-Myers Squibb Co. CVR, Exp. 3/31/21(1)	237,107	$901,006

Total Rights (identified cost $505,038)		$901,006

Short-Term Investments — 0.9%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.69%(5)	165,365,321	$165,299,175

Total Short-Term Investments (identified cost $165,360,408)		$165,299,175

Total Investments — 99.9% (identified cost $11,877,936,019)		$17,765,333,493

Other Assets, Less Liabilities — 0.1%		$17,210,214

Net Assets — 100.0%		$17,782,543,707

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

(3)	Restricted security.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(5)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2020.

Abbreviations:

ADR	-	American Depositary Receipt

CVR	-	Contingent Value Rights

At March 31, 2020, the Portfolio owned the following securities (representing 0.8% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933. The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Common Stocks	Date of Acquisition	Eligible for Resale	Shares	Cost	Value
Align Technology, Inc.	6/20/19	6/20/20	18,700	$5,547,577	$3,252,865
eBay, Inc.	12/19/19	12/19/20	171,429	6,105,513	5,151,739
FactSet Research Systems, Inc.	9/19/19	9/19/20	75,000	21,214,388	19,551,000
Home Depot, Inc. (The)	6/20/19	6/20/20	11,095	2,305,710	2,071,547
Host Hotels & Resorts, Inc.	12/19/19	12/19/20	306,221	5,665,033	3,379,750
Hyatt Hotels Corp., Class A	12/19/19	12/19/20	700,000	59,987,991	33,521,618
Integra LifeSciences Holdings Corp.	9/19/19	9/19/20	520,000	31,704,140	23,228,400
Integra LifeSciences Holdings Corp.	12/19/19	12/19/20	491,205	29,169,890	21,935,545
Lam Research Corp.	12/19/19	12/19/20	21,452	6,173,971	5,146,549
Lennox International, Inc.	6/20/19	6/20/20	25,181	6,827,920	4,577,654
Littelfuse, Inc.	12/19/19	12/19/20	52,675	10,000,112	7,025,966
NVIDIA Corp.	9/19/19	9/19/20	19,186	3,451,370	5,057,430
Ross Stores, Inc.	6/20/19	6/20/20	60,000	6,199,078	5,218,200
Ross Stores, Inc.	9/19/19	9/19/20	15,000	1,629,835	1,304,550
Skechers U.S.A., Inc., Class A	9/19/19	9/19/20	100,000	3,453,272	2,374,000
Texas Roadhouse, Inc.	9/19/19	9/19/20	18,691	1,000,029	771,938
Workday, Inc., Class A	12/19/19	12/19/20	23,896	3,856,797	3,110,959

Total Restricted Securities				$204,292,626	$146,679,710

At March 31, 2020, the value of the Portfolio’s investment in affiliated funds was $165,299,175, which represents 0.9% of the Portfolio’s net assets. Transactions in affiliated funds by the Portfolio for the fiscal year to date ended March 31, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$346,625,190	$88,207,768	$(269,497,342)	$35,337	$(71,778)	$165,299,175	$981,294	165,365,321

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2020, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total
Common Stocks
Communication Services	$1,977,277,697	$—		$—	$1,977,277,697
Consumer Discretionary	2,277,944,250	38,673,357		1,791,355	2,318,408,962
Consumer Staples	1,555,475,525	114,482,808		—	1,669,958,333
Energy	296,591,916	—		—	296,591,916
Financials	2,401,008,116	7,893,392		—	2,408,901,508
Health Care	2,591,404,018	21,935,545		—	2,613,339,563
Industrials	1,614,745,540	—		—	1,614,745,540
Information Technology	4,354,471,867	15,283,474		—	4,369,755,341
Materials	242,787,697	905,714		—	243,693,411
Real Estate	19,796,362	3,379,750		—	23,176,112
Utilities	63,284,929	—		—	63,284,929
Total Common Stocks	$17,394,787,917	$202,554,040	**	$1,791,355	$17,599,133,312
Rights	$901,006	$—		$—	$901,006
Short-Term Investments	—	165,299,175		—	165,299,175
Total Investments	$17,395,688,923	$367,853,215		$1,791,355	$17,765,333,493

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended March 31, 2020 is not presented.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.